STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

November 4, 2009	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John Grzeskiewicz

Re:	Dreyfus Investment Funds—Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Dreyfus Investment Funds (the “Registrant”), transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy Statement (the “Prospectus/Proxy”), which reflects a proposal to the shareholders of Dreyfus Discovery Fund (the “Fund”), a series of Dreyfus Funds, Inc., to transfer the Fund’s assets, subject to its liabilities, to Dreyfus/The Boston Company Small/Mid Cap Growth Fund, a series of the Registrant (the “Acquiring Fund”). The Fund normally invests primarily in common stocks of small-cap companies. The Acquiring Fund normally invests primarily in equity securities of small-cap and mid-cap companies. Each fund is an open-end investment company advised by The Dreyfus Corporation.

Fund shareholders will receive Class A, Class C or Class I shares of the Acquiring Fund corresponding to their Class A, Class C or Class I shares of the Fund with a value equal to the value of their investment in the Fund as of the closing date. Holders of Class B or Class F shares of the Fund will receive Class A shares of the Acquiring Fund with a value equal to the value of their Class B or Class F shares as of the closing date.

The Registrant will file a Pre-Effective Amendment containing the consent of the Acquiring Fund’s independent registered public accounting firm with respect to the Acquiring Fund’s financial statements, which are included in the Acquiring Fund’s Annual Report to shareholders for the fiscal year ended September 30, 2009. This Report, which will accompany the Prospectus/Proxy, will be finalized and filed with the Securities and Exchange Commission prior to the effective date of the Registration Statement. The Registrant also will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Special Meeting of Shareholders of the Fund currently is planned for March 3, 2010. The Fund intends to mail its Prospectus/Proxy to shareholders in December 2009.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan